Allowance For Loan Losses (Schedule Of Allowance For Loan Loss By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 20,575	$ 18,809
Charge-offs	5,922	7,640
Recoveries	1,443	2,558
Provision	(3,771)	(6,251)
Provision for acquired loans with deteriorated credit quality	283	597
Ending balance	20,150	20,575
Allowance for loan loss, Evaluated for impairment, Individually	252	880
Allowance for loan loss, Evaluated for impairment, Collectively	19,019	19,100
Allowance for loan loss, Acquired with deteriorated credit quality	879	595
Allowance for loan loss, Total	20,150	20,575
Loans, Evaluated for impairment, Individually	6,769	12,594
Loans, Evaluated for impairment, Collectively	2,627,968	2,564,091
Loans, Acquired with deteriorated credit quality	17,329	29,512
Loans, Total	2,652,066	2,606,197
Commercial And Industrial
Allowance for Loan Losses [Roll Forward]
Beginning balance	1,139	498
Charge-offs	323	1,040
Recoveries	89	84
Provision	(394)	(1,308)
Provision for acquired loans with deteriorated credit quality	283	289
Ending balance	1,582	1,139
Allowance for loan loss, Evaluated for impairment, Collectively	1,540	827
Allowance for loan loss, Acquired with deteriorated credit quality	42	312
Allowance for loan loss, Total	1,582	1,139
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	131,955	146,318
Loans, Acquired with deteriorated credit quality	686	1,984
Loans, Total	132,641	148,302
Commercial Real Estate
Allowance for Loan Losses [Roll Forward]
Beginning balance	10,775	10,440
Charge-offs	1,925	2,187
Recoveries	113	785
Provision	42	(1,431)
Provision for acquired loans with deteriorated credit quality	0	306
Ending balance	8,921	10,775
Allowance for loan loss, Evaluated for impairment, Individually	252	880
Allowance for loan loss, Evaluated for impairment, Collectively	7,898	9,615
Allowance for loan loss, Acquired with deteriorated credit quality	771	280
Allowance for loan loss, Total	8,921	10,775
Loans, Evaluated for impairment, Individually	6,023	11,837
Loans, Evaluated for impairment, Collectively	1,017,148	1,020,657
Loans, Acquired with deteriorated credit quality	13,567	24,554
Loans, Total	1,036,738	1,057,048
Residential Real Estate
Allowance for Loan Losses [Roll Forward]
Beginning balance	6,057	5,229
Charge-offs	1,762	2,181
Recoveries	187	234
Provision	(2,726)	(2,775)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	7,208	6,057
Allowance for loan loss, Evaluated for impairment, Collectively	7,208	6,054
Allowance for loan loss, Acquired with deteriorated credit quality	0	3
Allowance for loan loss, Total	7,208	6,057
Loans, Evaluated for impairment, Individually	449	459
Loans, Evaluated for impairment, Collectively	1,293,748	1,201,894
Loans, Acquired with deteriorated credit quality	379	2,097
Loans, Total	1,294,576	1,204,450
Home equity - junior liens
Allowance for Loan Losses [Roll Forward]
Beginning balance	1,672	1,699
Charge-offs	309	295
Recoveries	0	0
Provision	(132)	(266)
Provision for acquired loans with deteriorated credit quality	0	2
Ending balance	1,495	1,672
Allowance for loan loss, Evaluated for impairment, Collectively	1,429	1,672
Allowance for loan loss, Acquired with deteriorated credit quality	66
Allowance for loan loss, Total	1,495	1,672
Loans, Evaluated for impairment, Individually	297	298
Loans, Evaluated for impairment, Collectively	142,743	145,025
Loans, Acquired with deteriorated credit quality	2,564	767
Loans, Total	145,604	146,090
Consumer Loan
Allowance for Loan Losses [Roll Forward]
Beginning balance	77	81
Charge-offs	188	454
Recoveries	204	327
Provision	8	(123)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	85	77
Allowance for loan loss, Evaluated for impairment, Collectively	85	77
Allowance for loan loss, Total	85	77
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	39,572	46,292
Loans, Acquired with deteriorated credit quality	133	110
Loans, Total	39,705	46,402
DDA Overdrafts
Allowance for Loan Losses [Roll Forward]
Beginning balance	855	862
Charge-offs	1,415	1,483
Recoveries	850	1,128
Provision	(569)	(348)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	859	855
Allowance for loan loss, Evaluated for impairment, Collectively	859	855
Allowance for loan loss, Total	859	855
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	2,802	3,905
Loans, Acquired with deteriorated credit quality	0	0
Loans, Total	$ 2,802	$ 3,905